Liability under insurance contracts and reinsurance contracts - Summary of coverage elements and occurrence elements of net insurance contract liabilities applying the premium allocation (Details) - KRW (₩)
₩ in Millions
		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And occured Elements Apply Premium Distribution [Line Items]
Beginning balance - Insurance contract assets		₩ 0
Beginning balance - Insurance contract liabilities	[1]	45,906,389
Beginning balance - Net insurance contract liabilities		45,906,389
Insurance income		2,899,599	₩ 2,741,730	₩ 6,484,523
Insurance service expenses - Changes in incident fulfillment cash flow		1,748,779	1,667,870	0
Insurance finance income and expenses - Current profit or loss		(516,097)	807,964	0
Insurance finance income and expenses		(516,097)	807,964	0
Ending balance - Insurance contract assets		(10,654)	0
Ending Balance - Insurance contract liabilities	[1]	48,334,232	45,906,389
Ending balance - Net insurance contract liabilities		48,323,578	45,906,389
Insurance contracts to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And occured Elements Apply Premium Distribution [Line Items]
Insurance income		39,641	10,264
Net Insurance Contract Liabilities Applying The Premium Allocation Approach [Member] | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And occured Elements Apply Premium Distribution [Line Items]
Beginning balance - Insurance contract assets		0	0
Beginning balance - Insurance contract liabilities		87,627	590
Beginning balance - Net insurance contract liabilities		87,627	590
Insurance income		(39,641)	(10,264)
Insurance service expenses - Accrued insurance premiums and other incurred insurance service expenses		31,092	12,095
Insurance service expenses - Costs related to onerous contracts		31,092	12,095
Insurance service expenses - Amortization of insurance acquisition Cash flows		4,126	3,541
Insurance service expenses - Etc.		70	0
Insurance service expenses		34,407	19,304
Investment factors and insurance premium refund		0	0
Insurance finance income and expenses - Current profit or loss		2,489	613
Insurance finance income and expenses - Other comprehensive income		25	(1)
Insurance finance income and expenses		2,514	612
Cash flow for the period - Insurance premium received		46,680	31,741
Cash flow for the period - Insurance acquisition cash flow payment		(12,751)	(8,488)
Cash flow for the period - Payment of insurance benefits and other insurance service expenses		(22,643)	(10,910)
Cash flow for the period - Receipt (payment) of investment elements and refund of insurance premiums		288	(2)
Cash flow for the period		11,574	12,341
Business combination			65,044
Other increase/decrease		(2,025)
Ending balance - Insurance contract assets		(10,210)	0	0
Ending Balance - Insurance contract liabilities		104,666	87,627	590
Ending balance - Net insurance contract liabilities		94,456	87,627	590
Net Insurance Contract Liabilities Applying The Premium Allocation Approach [Member] | Costs Related To Onerous Contracts [Member] | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And occured Elements Apply Premium Distribution [Line Items]
Insurance service expenses - Accrued insurance premiums and other incurred insurance service expenses		2,472	2,186
Insurance service expenses - Costs related to onerous contracts		2,472	2,186
Net Insurance Contract Liabilities Applying The Premium Allocation Approach [Member] | Cash Flow Hedges | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And occured Elements Apply Premium Distribution [Line Items]
Insurance service expenses - Changes in incident fulfillment cash flow		(3,353)	1,482
Net Insurance Contract Liabilities Applying The Premium Allocation Approach [Member] | Present value estimate of future cash flows [member] | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And occured Elements Apply Premium Distribution [Line Items]
Beginning balance - Insurance contract assets		0	0
Beginning balance - Insurance contract liabilities		5,372	348
Beginning balance - Net insurance contract liabilities		5,372	348
Insurance income		0	0
Insurance service expenses - Accrued insurance premiums and other incurred insurance service expenses		29,966	3,903
Insurance service expenses - Costs related to onerous contracts		29,966	3,903
Insurance service expenses - Amortization of insurance acquisition Cash flows		0	0
Insurance service expenses - Etc.		70	0
Insurance service expenses		27,367	5,160
Investment factors and insurance premium refund		9	2
Insurance finance income and expenses - Current profit or loss		67	(5)
Insurance finance income and expenses - Other comprehensive income		23	(1)
Insurance finance income and expenses		90	(6)
Cash flow for the period - Insurance premium received		0	0
Cash flow for the period - Insurance acquisition cash flow payment		0	0
Cash flow for the period - Payment of insurance benefits and other insurance service expenses		(22,643)	(3,514)
Cash flow for the period - Receipt (payment) of investment elements and refund of insurance premiums		288	(2)
Cash flow for the period		(22,355)	(3,516)
Business combination			3,384
Other increase/decrease		307
Ending balance - Insurance contract assets		450	0	0
Ending Balance - Insurance contract liabilities		10,340	5,372	348
Ending balance - Net insurance contract liabilities		10,790	5,372	348
Net Insurance Contract Liabilities Applying The Premium Allocation Approach [Member] | Present value estimate of future cash flows [member] | Costs Related To Onerous Contracts [Member] | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And occured Elements Apply Premium Distribution [Line Items]
Insurance service expenses - Accrued insurance premiums and other incurred insurance service expenses		0	0
Insurance service expenses - Costs related to onerous contracts		0	0
Net Insurance Contract Liabilities Applying The Premium Allocation Approach [Member] | Present value estimate of future cash flows [member] | Cash Flow Hedges | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And occured Elements Apply Premium Distribution [Line Items]
Insurance service expenses - Changes in incident fulfillment cash flow		(2,669)	1,257
Net Insurance Contract Liabilities Applying The Premium Allocation Approach [Member] | Risk adjustment for non-financial risks [member] | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And occured Elements Apply Premium Distribution [Line Items]
Beginning balance - Insurance contract assets		0	0
Beginning balance - Insurance contract liabilities		451	23
Beginning balance - Net insurance contract liabilities		451	23
Insurance income		0	0
Insurance service expenses - Accrued insurance premiums and other incurred insurance service expenses		1,093	5
Insurance service expenses - Costs related to onerous contracts		1,093	5
Insurance service expenses - Amortization of insurance acquisition Cash flows		0	0
Insurance service expenses - Etc.		0	0
Insurance service expenses		409	230
Investment factors and insurance premium refund		0	0
Insurance finance income and expenses - Current profit or loss		10	0
Insurance finance income and expenses - Other comprehensive income		2	0
Insurance finance income and expenses		12	0
Cash flow for the period - Insurance premium received		0	0
Cash flow for the period - Insurance acquisition cash flow payment		0	0
Cash flow for the period - Payment of insurance benefits and other insurance service expenses		0	0
Cash flow for the period - Receipt (payment) of investment elements and refund of insurance premiums		0	0
Cash flow for the period		0	0
Business combination			198
Other increase/decrease		122
Ending balance - Insurance contract assets		7	0	0
Ending Balance - Insurance contract liabilities		987	451	23
Ending balance - Net insurance contract liabilities		994	451	23
Net Insurance Contract Liabilities Applying The Premium Allocation Approach [Member] | Risk adjustment for non-financial risks [member] | Costs Related To Onerous Contracts [Member] | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And occured Elements Apply Premium Distribution [Line Items]
Insurance service expenses - Accrued insurance premiums and other incurred insurance service expenses		0	0
Insurance service expenses - Costs related to onerous contracts		0	0
Net Insurance Contract Liabilities Applying The Premium Allocation Approach [Member] | Risk adjustment for non-financial risks [member] | Cash Flow Hedges | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And occured Elements Apply Premium Distribution [Line Items]
Insurance service expenses - Changes in incident fulfillment cash flow		(684)	225
Net Insurance Contract Liabilities Applying The Premium Allocation Approach [Member] | Remaining coverage elements - Excluding loss factors [member] | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And occured Elements Apply Premium Distribution [Line Items]
Beginning balance - Insurance contract assets		0	0
Beginning balance - Insurance contract liabilities		78,665	219
Beginning balance - Net insurance contract liabilities		78,665	219
Insurance income		(39,641)	(10,264)
Insurance service expenses - Accrued insurance premiums and other incurred insurance service expenses		33	8,187
Insurance service expenses - Costs related to onerous contracts		33	8,187
Insurance service expenses - Amortization of insurance acquisition Cash flows		4,126	3,541
Insurance service expenses - Etc.		0	0
Insurance service expenses		4,182	11,550
Investment factors and insurance premium refund		(9)	(2)
Insurance finance income and expenses - Current profit or loss		2,412	618
Insurance finance income and expenses - Other comprehensive income		0	0
Insurance finance income and expenses		2,412	618
Cash flow for the period - Insurance premium received		46,680	31,741
Cash flow for the period - Insurance acquisition cash flow payment		(12,751)	(8,488)
Cash flow for the period - Payment of insurance benefits and other insurance service expenses		0	(7,396)
Cash flow for the period - Receipt (payment) of investment elements and refund of insurance premiums		0	0
Cash flow for the period		33,929	15,857
Business combination			60,687
Other increase/decrease		(1,684)
Ending balance - Insurance contract assets		(10,670)	0	0
Ending Balance - Insurance contract liabilities		88,524	78,665	219
Ending balance - Net insurance contract liabilities		77,854	78,665	219
Net Insurance Contract Liabilities Applying The Premium Allocation Approach [Member] | Remaining coverage elements - Excluding loss factors [member] | Costs Related To Onerous Contracts [Member] | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And occured Elements Apply Premium Distribution [Line Items]
Insurance service expenses - Accrued insurance premiums and other incurred insurance service expenses		23	(178)
Insurance service expenses - Costs related to onerous contracts		23	(178)
Net Insurance Contract Liabilities Applying The Premium Allocation Approach [Member] | Remaining coverage elements - Excluding loss factors [member] | Cash Flow Hedges | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And occured Elements Apply Premium Distribution [Line Items]
Insurance service expenses - Changes in incident fulfillment cash flow		0	0
Net Insurance Contract Liabilities Applying The Premium Allocation Approach [Member] | Remaining coverage elements - Loss factor [member] | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And occured Elements Apply Premium Distribution [Line Items]
Beginning balance - Insurance contract assets		0	0
Beginning balance - Insurance contract liabilities		3,139	0
Beginning balance - Net insurance contract liabilities		3,139	0
Insurance income		0	0
Insurance service expenses - Accrued insurance premiums and other incurred insurance service expenses		0	0
Insurance service expenses - Costs related to onerous contracts		0	0
Insurance service expenses - Amortization of insurance acquisition Cash flows		0	0
Insurance service expenses - Etc.		0	0
Insurance service expenses		2,449	2,364
Investment factors and insurance premium refund		0	0
Insurance finance income and expenses - Current profit or loss		0	0
Insurance finance income and expenses - Other comprehensive income		0	0
Insurance finance income and expenses		0	0
Cash flow for the period - Insurance premium received		0	0
Cash flow for the period - Insurance acquisition cash flow payment		0	0
Cash flow for the period - Payment of insurance benefits and other insurance service expenses		0	0
Cash flow for the period - Receipt (payment) of investment elements and refund of insurance premiums		0	0
Cash flow for the period		0	0
Business combination			775
Other increase/decrease		(770)
Ending balance - Insurance contract assets		3	0	0
Ending Balance - Insurance contract liabilities		4,815	3,139	0
Ending balance - Net insurance contract liabilities		4,818	3,139	₩ 0
Net Insurance Contract Liabilities Applying The Premium Allocation Approach [Member] | Remaining coverage elements - Loss factor [member] | Costs Related To Onerous Contracts [Member] | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And occured Elements Apply Premium Distribution [Line Items]
Insurance service expenses - Accrued insurance premiums and other incurred insurance service expenses		2,449	2,364
Insurance service expenses - Costs related to onerous contracts		2,449	2,364
Net Insurance Contract Liabilities Applying The Premium Allocation Approach [Member] | Remaining coverage elements - Loss factor [member] | Cash Flow Hedges | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And occured Elements Apply Premium Distribution [Line Items]
Insurance service expenses - Changes in incident fulfillment cash flow		₩ 0	₩ 0

[1]	As of December 31, 2022 and 2023 contractor’s share adjustment amount is excluded W(-) 1,616 million and W(-) 1,024 million, respectively.